Offerings	Feb. 19, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 923,508,641.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 141,389.17
Offering Note	1.a. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on February 19, 2025 (File No. 333-285061) (the "Registration Statement"). 1.b. The registrant previously filed (i) a prospectus supplement, dated July 19, 2023 pursuant to a Registration Statement on Form S-3ASR (File No. 333-264391), in effect as of April 20, 2022 (the "Prior Registration Statement"), which registered an aggregate of $1,000,000,000 of Class A Common Stock, and (ii) a prospectus supplement amendment, dated July 31, 2024 pursuant to the Prior Registration Statement, which registered an additional aggregate of $685,932,897 of Class A Common Stock. Shares of our Class A Common Stock having an aggregate offering price of up to $76,491,359 (the "Existing ATM Shares") were not sold under the Prior Registration Statement. A registration fee of $11,290.13 was previously paid in connection with these unsold Existing ATM Shares. In accordance with Rule 415(a)(6), the securities registered pursuant to the Registration Statement included the Existing ATM Shares, and the registration fee totaling $11,290.13 that was previously paid with respect to the Existing ATM Shares will continue to be applied to the Existing ATM Shares. The filing fee of $141,389 being paid herewith relates to the newly registered shares of Class A Common Stock having an aggregate offering price of up to $923,508,641.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 76,491,359.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264391
Carry Forward Initial Effective Date	Apr. 20, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,290.13
Offering Note	1.a. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on February 19, 2025 (File No. 333-285061) (the "Registration Statement"). 1.b. The registrant previously filed (i) a prospectus supplement, dated July 19, 2023 pursuant to a Registration Statement on Form S-3ASR (File No. 333-264391), in effect as of April 20, 2022 (the "Prior Registration Statement"), which registered an aggregate of $1,000,000,000 of Class A Common Stock, and (ii) a prospectus supplement amendment, dated July 31, 2024 pursuant to the Prior Registration Statement, which registered an additional aggregate of $685,932,897 of Class A Common Stock. Shares of our Class A Common Stock having an aggregate offering price of up to $76,491,359 (the "Existing ATM Shares") were not sold under the Prior Registration Statement. A registration fee of $11,290.13 was previously paid in connection with these unsold Existing ATM Shares. In accordance with Rule 415(a)(6), the securities registered pursuant to the Registration Statement included the Existing ATM Shares, and the registration fee totaling $11,290.13 that was previously paid with respect to the Existing ATM Shares will continue to be applied to the Existing ATM Shares. The filing fee of $141,389 being paid herewith relates to the newly registered shares of Class A Common Stock having an aggregate offering price of up to $923,508,641.